Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000234159 | Discovery Global Holdings, Inc.FR_25472YAB7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234159 | Hologic, Inc.FR_43644ABL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234159 | State Street Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234159 | Michaels Cos., Inc.FR_59408UAE7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234159 | Neptune Bidco U.S., Inc.FR_64069JAK8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234159 | TransDigm, Inc.FR_89364MCF9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Finastra USA, Inc.FR_31772YAD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Cotiviti Corp.FR_22164MAB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Electronic Arts, Inc.FR_67123SAB5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Apex Group Treasury LLCFR_G0472CAK1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000234159 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000234159 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234159 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234159 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101921 | Discovery Global Holdings, Inc.FR_25472YAB7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101921 | Hologic, Inc.FR_43644ABL2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101921 | Neptune Bidco U.S., Inc.FR_64069JAK8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101921 | TransDigm, Inc.FR_89364MCF9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101921 | Finastra USA, Inc.FR_31772YAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | Gainwell Acquisition Corp.FR_59909TAC8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101921 | Barclays Capital, Inc.FR_068992007_3.570000_2027-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101921 | Jane Street Group LLCFR_47077DAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | Dayforce, Inc.FR_23923YAB7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	84.80%
C000101921 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101921 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101921 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101921 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101921 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164161 | Oversea-Chinese Banking Corp. Ltd.FR_ACI2684J2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164161 | MISC Capital Two Labuan Ltd.FR_Y6080GAB3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164161 | Chile Electricity Lux MPC II SARLFR_16882LAB8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164161 | Banco Internacional del Peru SAA InterbankFR_P13435AG0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164161 | Minsur SAFR_P6811TAB1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | BPRL International Singapore Pte. Ltd.FR_ACI0RWQP2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | Chile Electricity Lux MPC SARLFR_L15669AA9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | MV24 Capital BVFR_N53766AA4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164161 | Banco Santander ChileFR_05973N2A8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Banco de Credito del Peru SAFR_05971V2D6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Peru
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000164161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000164161 | Chile
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000164161 | India
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000164161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000164161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164161 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164161 | Paraguay
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164161 | Morocco
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164160 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164160 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164160 | U.S. Treasury NotesFR_912828ZV5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164160 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164160 | U.S. Treasury Inflation-Indexed NotesFR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | U.S. Treasury Inflation-Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | U.S. Treasury Inflation-Indexed BondsFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | PRKCM TrustFR_69383YAE7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164160 | Government National Mortgage Association REMICSFR_38385TVG3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164160 | Velocity Commercial Capital Loan TrustFR_92262JAA6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164160 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164160 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000164160 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000164160 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000164160 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000164160 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000164160 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000164160 | AssetShort-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144728 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000144728 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144728 | U.S. Treasury Inflation-Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144728 | U.S. Treasury BillsFR_912797UF2
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144728 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144728 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144728 | Federal Home Loan Mortgage Corp.FR_3142GSE20
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144728 | Federal National Mortgage AssociationFR_3140QVEV2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144728 | Federal National Mortgage AssociationFR_3140W0TT2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144728 | Federal National Mortgage AssociationFR_3140XQQD2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144728 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144728 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000144728 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000144728 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000144728 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144728 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144728 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000144728 | AssetShort-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144728 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229692 | State Street Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229692 | BCC Middle Market CLO LLCFR_05555YAA1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229692 | Nuveen Floating Rate Income FundFR_67072T108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229692 | Invesco Senior Income TrustFR_46131H107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229692 | Nissan Motor Co. Ltd.FR_654744AD3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | Ardonagh Midco 3 PLCFR_Q0500HAB5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | UniCredit SpAFR_904678AQ2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | PBF Holding Co. LLC/PBF Finance Corp.FR_69318FAM0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | Columbus McKinnon Corp.FR_19933MAS2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | SM Energy Co.FR_17888HAD5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000229692 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000229692 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229692 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229692 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229692 | AssetShort-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229692 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229692 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229692 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225200 | Arizona Board of Regents Revenue, AZFR_040664NJ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225200 | Utah Telecommunication Open Infrastructure Agency Revenue, UTFR_91756SAR4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225200 | New Mexico Hospital Equipment Loan Council Revenue, NMFR_647370HV0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225200 | New York City Industrial Development Agency Revenue, NYFR_64971PKD6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225200 | San Francisco Bay Area Rapid Transit District, General Obligation, CAFR_797661G82
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225200 | Southeast Energy Authority A Cooperative District Revenue, ALFR_84136HAU7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225200 | New York Convention Center Development Corp. Revenue, NYFR_649451KJ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225200 | Triborough Bridge & Tunnel Authority Revenue, NYFR_896032AK5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225200 | Main Street Natural Gas, Inc. Revenue, GAFR_56035DGB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225200 | California Community Choice Financing Authority Revenue, CAFR_13013JEN2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225200 | California
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000225200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225200 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000225200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225200 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225200 | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225200 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225200 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225200 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225200 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173571 | State Street SPDR Portfolio Corporate Bond ETFFR_78464A144
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000173571 | State Street SPDR Portfolio Intermediate Term Treasury ETFFR_78464A672
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000173571 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000173571 | State Street SPDR Portfolio Mortgage-Backed Bond ETFFR_78464A383
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000173571 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000173571 | State Street SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000173571 | State Street SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173571 | State Street SPDR S&P Leveraged Loan ETFFR_78468R424
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173571 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000173571 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000101919 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101919 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000101919 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000101919 | State Street SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101919 | State Street SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101919 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101919 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101919 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101919 | State Street SPDR Portfolio S&P 600 Small Cap ETFFR_78468R853
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101919 | State Street SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000101919 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101919 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000101919 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000101919 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101919 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101919 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101917 | State Street Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101917 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000101917 | State Street SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101917 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000101917 | State Street SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000101917 | State Street U.S. Equity Premium Income ETFFR_78470P838
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101917 | State Street SPDR Portfolio S&P 500 High Dividend ETFFR_78468R788
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101917 | Schwab U.S. Dividend Equity ETFFR_808524797
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000101917 | State Street SPDR ICE Preferred Securities ETFFR_78464A292
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101917 | State Street SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101917 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000101917 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000101917 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000101917 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000101917 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101917 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101916 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000101916 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101916 | State Street SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000101916 | State Street SPDR S&P Global Natural Resources ETFFR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000101916 | State Street Energy Select Sector SPDR ETFFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101916 | VanEck Agribusiness ETFFR_92189F700
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | State Street SPDR FTSE International Government Inflation-Protected Bond ETFFR_78464A490
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | State Street SPDR S&P Metals & Mining ETFFR_78464A755
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | State Street SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101916 | State Street SPDR Dow Jones International Real Estate ETFFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101916 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000101916 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101916 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101916 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000101916 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101916 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101916 | IndustryNatural Resources
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000119098 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000119098 | U.S. Treasury BillsFR_912797UN5
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000119098 | U.S. Treasury BillsFR_912797UQ8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000119098 | U.S. Treasury NotesFR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000119098 | U.S. Treasury NotesFR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000119098 | Athene Global FundingFR_04685A2K6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000119098 | Toronto-Dominion BankFR_89115A3A8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119098 | Athene Global FundingFR_04685A4N8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119098 | Truist BankFR_07330MAA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119098 | Microsoft Corp.FR_594918CN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119098 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000119098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000119098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000119098 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170017 | State Street Energy Select Sector SPDR ETFFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170017 | State Street Technology Select Sector SPDR ETFFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000170017 | State Street Industrial Select Sector SPDR ETFFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000170017 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000170017 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000170017 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170017 | State Street Consumer Staples Select Sector SPDR ETFFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000170017 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000170017 | State Street Consumer Discretionary Select Sector SPDR ETFFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170017 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000170017 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000170017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	34.40%